SCHEDULE OF MATURITY OF LEASE LIABILITIES (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Leases
Finance Lease 2027	¥ 8,432
Operating Lease 2027	581,655
Finance Lease 2028	6,950
Operating Lease 2028	556,005
Finance Lease 2029	4,868
Operating Lease 2029	539,142
Finance Lease 2030	1,344
Operating Lease 2030	423,584
Finance Lease 2031	73
Operating Lease 2031	397,361
Finance Lease Thereafter
Operating Lease Thereafter	2,152,313
Finance Lease Total lease payments	21,667
Operating Lease Total lease payments	4,650,060
Finance Lease Imputed interest	(542)
Operating Lease Imputed interest	(505,774)
Finance Lease Total lease liabilities	21,125
Operating Lease Total lease liabilities	4,144,286
Finance Lease Less: current portion	(8,357)	¥ (8,400)
Operating Lease Less: current portion	(497,038)	(463,129)
Finance Lease Non-current lease liabilities	12,768	19,062
Operating Lease Non-current lease liabilities	¥ 3,647,248	¥ 4,090,933